SIGNIFICANT ACCOUNTING POLICIES - Ownership (Details) - 12 months ended Sep. 30, 2020 USh in Millions	HKD ($)	UGX (USh)	CNY (¥)	USD ($)
Subsidiary One
Entity Name	ZK International
Registered Location	BVI
Incorporated date	May 13, 2015
Registered capital				$ 50,000
Background	A holding company with no operation activities itself for the years then ended
Subsidiary One | HUANG Jian Cong
Ownership as of the issuance date of the report	29.38%
Subsidiary One | WANG Ming Jie
Ownership as of the issuance date of the report	10.87%
Subsidiary One | WANG Guo Lin
Ownership as of the issuance date of the report	10.87%
Subsidiary One | WANG Jian Di
Ownership as of the issuance date of the report	1.09%
Subsidiary Two
Entity Name	ZK Pipe
Registered Location	Hong Kong
Incorporated date	May 28, 2015
Registered capital	$ 1,000,000
Background	Have not commenced operations
Subsidiary Two | ZK International
Ownership as of the issuance date of the report	100.00%
Subsidiary Three
Entity Name	Wenzhou Weijia
Registered Location	Wenzhou
Incorporated date	Jun. 17, 2015
Registered capital				20,000,000
Background	Have not commenced operations
Subsidiary Three | ZK Pipe
Ownership as of the issuance date of the report	100.00%
Subsidiary Four
Entity Name	Zhejiang Zhengkang
Registered Location	Wenzhou
Incorporated date	Dec. 04, 2001
Registered capital | ¥			¥ 100,000,000
Paid in capital | ¥			30,000,000
Background	Principally operated in manufacturing and sales of steel strip, steel pipe and fittings
Subsidiary Four | HUANG Jian Cong
Ownership as of the issuance date of the report	1.00%
Subsidiary Four | Wenzhou Weijia
Ownership as of the issuance date of the report	99.00%
Subsidiary Five
Entity Name	Wenzhou Zhengfeng
Registered Location	Wenzhou
Incorporated date	Dec. 24, 1999
Registered capital | ¥			¥ 2,880,000
Background	Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang
Subsidiary Five | Zhejiang Zhengkang
Ownership as of the issuance date of the report	100.00%
Subsidiary Six
Entity Name	ZK Uganda
Registered Location	Uganda
Incorporated date	Mar. 23, 2018
Registered capital | USh		USh 20
Background	Have not commenced operations
Subsidiary Six | ZK International
Ownership as of the issuance date of the report	80.00%
Subsidiary Seven
Entity Name	XSigma
Registered Location	BVI
Incorporated date	Jan. 18, 2018
Registered capital				$ 50,000
Background	Have not commenced operations
Subsidiary Seven | ZK International
Ownership as of the issuance date of the report	100.00%